First Trust Dow Jones Dividend and Income Allocation Portfolio Investment Strategy - First Trust Dow Jones Dividend and Income Allocation Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by investing, under normal market conditions, approximately 40–60% of its net assets in equity securities and approximately 40–60% of its net assets in fixed income securities at the time of purchase. Under normal market conditions, at the time of purchase at least 80% of the Fund’s net assets (including investment borrowings) will be invested in securities of issuers included in a Dow Jones index. The equity portion of the portfolio will be derived from a quantitative process that seeks to provide total return through investing generally in dividend paying stocks included in the Dow Jones U.S. Total Stock Market IndexSM. The Fund’s investment advisor reserves the right to over-weight, under-weight or exclude certain securities from the portfolio that would otherwise be selected pursuant to the quantitative process in certain instances. The fixed income component seeks to provide income and preserve capital through investing in a diversified investment grade debt portfolio. Investment grade debt securities are those rated as investment grade by at least one nationally recognized statistical rating organization (“NRSRO”) rating such securities, or if unrated, debt securities determined by the Fund’s investment advisor to be of comparable quality. Additionally, for newly-issued debt securities, the Fund may consider an expected rating provided by an NRSRO as if it were a final rating. Under normal market conditions, at the time of purchase approximately 80% of the net assets of the Fund allocated to corporate debt will be invested in investment grade debt securities included in the Dow Jones Equal Weight U.S. Issued Corporate Bond Index (the “Bond Index”) and other investment grade debt securities of issuers whose securities are included in the Bond Index; and investment grade debt securities of issuers included in the Dow Jones Composite AverageTM. The Fund may also invest in U.S. government and agency securities, including mortgage-backed securities. The Fund may, at certain times, also hold exchange-traded funds (“ETFs”) that invest in investment grade corporate debt securities and U.S. government bonds in lieu of investing directly in such securities. Corporate debt securities are fixed income securities issued by businesses to finance their operations. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities, with the primary differences being their maturities and secured or unsecured status. Commercial paper has the shortest term and is usually unsecured. Corporate debt may be rated investment grade or below investment grade and may carry fixed or floating rates of interest. The Fund may also invest in companies with various market capitalizations and when-issued, to-be-announced ("TBA") and delayed delivery securities. As of March 2, 2026, the Fund had significant investments in financial companies, although this may change from time to time. Over time, the Fund may have significant investments in investment sectors that it may not have had as of March 2, 2026. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund may be exposed to the risks associated with that jurisdiction or investment sector.
Strategy Portfolio Concentration [Text]	As of March 2, 2026, the Fund had significant investments in financial companies, although this may change from time to time.